Authorized Common Stock	12 Months Ended
Sep. 30, 2020
Authorized Common Stock
Authorized Common Stock

19.           Authorized Common Stock

On July 1, 2020, a special meeting of the Company was held. At the meeting, the stockholders approved an increase to the number of authorized shares of our common stock, par value $0.001 per share (“Common Stock”), from 300,000,000 to 800,000,000 shares. The results of the stockholders’ vote were 103,553,044 votes for, 33,707,332 votes against and 3,678,519 abstained.